Cash and short-term deposits	12 Months Ended
Dec. 31, 2020
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Cash and short-term deposits
15. Cash and short-term deposits

	December 31,
	2020	2019
	£’000s	£’000s
Cash	22,922	15,803
Short-term deposits	547	544

	23,469	16,347

Short-term deposits are available immediately and earn fixed interest at the respective short-term deposit rates and are held in a diversified portfolio of counterparties.